Note 11 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

Note 11. Commitments and contingencies

Legal proceedings

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, individually or in the aggregate, would not have a material effect on its unaudited condensed consolidated interim financial statements.